DERIVATIVE FINANCIAL INSTRUMENTS - Statement of operations location (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest Expense	Interest Expense
Interest rate swap contracts | Not designated as hedging instrument
DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swap contracts		¥ (9,775)
Interest rate swap contracts | Not designated as hedging instrument | Interest expenses
DERIVATIVE FINANCIAL INSTRUMENTS
Realized loss		(19,814)
Unrealized gain		¥ 10,039